Property, Plant and Equipment (Details) - Schedule of Accumulated Depreciation of Property, Plant and Equipment - Accumulated amortization [Member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accumulated Depreciation [Line Items]
Balance at beginning of year	$ 23,528	$ 23,009
Depreciation expense	1,027	1,106
Conversion effects	(1,446)	(587)
Balance at end of year	23,109	23,528
Buildings [member]
Accumulated Depreciation [Line Items]
Balance at beginning of year	1,286	1,250
Depreciation expense	63	46
Conversion effects	(31)	(10)
Balance at end of year	1,318	1,286
Machinery and Equipment [Member]
Accumulated Depreciation [Line Items]
Balance at beginning of year	22,074	21,591
Depreciation expense	957	1,058
Conversion effects	(1,412)	(575)
Balance at end of year	21,619	22,074
Transportation equipment [Member]
Accumulated Depreciation [Line Items]
Balance at beginning of year	86	86
Depreciation expense	2	2
Conversion effects	(1)	(2)
Balance at end of year	87	86
Furniture, mixtures and computer equipment [Member]
Accumulated Depreciation [Line Items]
Balance at beginning of year	82	82
Depreciation expense	5
Conversion effects	(2)
Balance at end of year	$ 85	$ 82